RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

18.                              RELATED PARTY BALANCES AND TRANSACTIONS

The Group’s related parties and the relationship with the Group are as follows:

Name of the related party	Relationship with the Group

Related party K	Noncontrolling interest shareholder of one of the Group’s subsidiaries
Related party X	the Group’s cost method investee
Individual consultant	Immediate family of a shareholder

Details of related party balances and main transactions as of December 31, 2009, 2010 and 2011 are as follows:

(1)                                 Amount due to related parties

	December 31,
	2010	2011

Related party K (i)	$—	$969
Related party X (ii)	$—	$56

(i)                                     It represents interest-free loan borrowed by Shanghai Yiyi from related party K for daily operating.

(ii)                                  It represents the unpaid promotion expense.

(2)                                 Share options granted

On July 1, 2010, the Company granted 300,000 share options to an individual consultant, who is an immediate family of a shareholder, for investment advisory services.  The fair value of the share options as of the grant date was $420.

(3)                                 Main transactions with related parties

		For the year ended December 31,
Nature	Company name	2009	2010	2011

Marketing promotion received from	Related party X	$—	$—	$56